Schedule of Investments (unaudited)	iShares® Evolved U.S. Media and Entertainment ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Advertising — 0.2%
Clear Channel Outdoor Holdings Inc.(a)	3,950	$9,717
Entravision Communications Corp., Class A	1,366	7,062
National CineMedia Inc.	2,169	4,794
		21,573
Commercial Services — 2.2%
Graham Holdings Co., Class B	108	63,976
John Wiley & Sons Inc., Class A	458	23,308
Nielsen Holdings PLC	6,857	183,836
Viad Corp.(a)	144	4,716
		275,836
Entertainment — 9.6%
AMC Entertainment Holdings Inc., Class A(a)	8,899	136,155
Caesars Entertainment Inc.(a)	912	60,447
Churchill Downs Inc.	387	78,538
Cinemark Holdings Inc.(a)(b)	2,799	44,392
DraftKings Inc., Class A(a)(b)	4,825	66,006
IMAX Corp.(a)	1,728	27,337
Lions Gate Entertainment Corp., Class A(a)	3,627	48,928
Lions Gate Entertainment Corp., Class B, NVS(a)	6,837	85,941
Live Nation Entertainment Inc.(a)(b)	2,440	255,907
Madison Square Garden Entertainment Corp.(a)	535	39,189
Madison Square Garden Sports Corp.(a)(b)	432	70,032
Penn National Gaming Inc.(a)	546	19,967
Reading International Inc., Class A, NVS(a)	405	1,616
Scientific Games Corp./DE, Class A(a)	1,190	66,711
SeaWorld Entertainment Inc.(a)	1,071	72,228
Six Flags Entertainment Corp.(a)	1,683	64,409
Warner Music Group Corp., Class A	1,573	46,828
		1,184,631
Home Furnishings — 0.8%
Dolby Laboratories Inc., Class A	1,269	98,309

Internet — 14.7%
Alphabet Inc., Class A(a)	125	285,274
Alphabet Inc., Class C, NVS(a)	125	287,416
fuboTV Inc.(a)	4,363	16,536
IAC/InterActiveCorp.(a)	1,277	105,838
Match Group Inc.(a)	807	63,874
Netflix Inc.(a)	1,523	289,918
Roku Inc.(a)(b)	2,607	242,190
Twitter Inc.(a)	10,444	511,965
Vimeo Inc.(a)	733	7,469
		1,810,480
Leisure Time — 0.1%
Carnival Corp.(a)	424	7,335
Liberty TripAdvisor Holdings Inc., Class A(a)	784	1,176
		8,511
Lodging — 0.2%
Las Vegas Sands Corp.(a)	571	20,231
Marcus Corp. (The)(a)	270	4,247
		24,478
Media — 53.5%
Altice USA Inc., Class A(a)	5,947	55,188
AMC Networks Inc., Class A(a)	1,696	55,340
Audacy Inc(a)	5,958	15,133
Cable One Inc.	146	170,265
Charter Communications Inc., Class A(a)	1,024	438,774

Security	Shares	Value

Media (continued)
Comcast Corp., Class A	14,372	$571,431
DISH Network Corp., Class A(a)	6,250	178,188
Endeavor Group Holdings Inc.(a)	3,537	80,467
EW Scripps Co. (The), Class A, NVS(a)	3,710	61,067
Fox Corp., Class A, NVS	17,836	639,242
Fox Corp., Class B	10,044	333,863
Gannett Co. Inc.(a)	1,952	7,828
Gray Television Inc.	5,164	95,637
Hemisphere Media Group Inc.(a)	927	3,606
iHeartMedia Inc., Class A(a)	2,029	32,444
Liberty Broadband Corp., Class A(a)	690	74,285
Liberty Broadband Corp., Class C, NVS(a)	3,311	370,236
Liberty Global PLC, Class A(a)	2,799	63,705
Liberty Global PLC, Class C, NVS(a)	8,082	191,543
Liberty Latin America Ltd., Class A(a)	349	3,225
Liberty Latin America Ltd., Class C, NVS(a)	2,052	18,960
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	648	27,106
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	744	31,159
New York Times Co. (The), Class A	1,064	40,772
News Corp., Class A, NVS	13,139	260,941
News Corp., Class B	3,888	77,410
Nexstar Media Group Inc., Class A	2,742	434,388
Paramount Global, Class A	296	9,339
Paramount Global, Class B, NVS	19,487	567,461
Saga Communications Inc., Class A	243	5,523
Scholastic Corp., NVS	486	17,909
Sinclair Broadcast Group Inc., Class A	3,266	72,636
Sirius XM Holdings Inc.(b)	33,949	203,694
TEGNA Inc.	12,787	281,953
Walt Disney Co. (The)(a)	4,841	540,401
Warner Bros. Discovery Inc.(a)	24,196	439,157
World Wrestling Entertainment Inc., Class A	2,450	143,056
		6,613,332
Real Estate Investment Trusts — 1.5%
Lamar Advertising Co., Class A	1,035	114,274
Ryman Hospitality Properties Inc.(a)	722	67,493
		181,767
Retail — 1.0%
GameStop Corp., Class A(a)(b)	647	80,920
Qurate Retail Inc. Series A(a)	10,632	44,761
		125,681
Software — 11.3%
Activision Blizzard Inc.	7,237	547,117
Daily Journal Corp.(a)	18	4,629
Electronic Arts Inc.	4,112	485,422
Playtika Holding Corp.(a)	628	11,040
Take-Two Interactive Software Inc.(a)	1,944	232,327
Xperi Holding Corp.	962	15,007
Zynga Inc., Class A(a)	12,797	105,831
		1,401,373
Telecommunications — 0.5%
AT&T Inc.	1,963	37,022
Harmonic Inc.(a)(b)	1,044	8,665
Shenandoah Telecommunications Co.	677	13,676
		59,363
Toys, Games & Hobbies — 3.4%
Hasbro Inc.	3,688	324,765

Schedule of Investments (unaudited) (continued)	iShares® Evolved U.S. Media and Entertainment ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Toys, Games & Hobbies (continued)
Mattel Inc.(a)	4,114	$100,012
		424,777
Total Common Stocks — 99.0%
(Cost: $14,920,021)		12,230,111

Short-Term Investments

Money Market Funds — 4.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.38%(c)(d)(e)	496,945	496,945
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(c)(d)	108,000	108,000
		604,945
Total Short-Term Investments — 4.9%
(Cost: $604,752)		604,945

Total Investments in Securities — 103.9%
(Cost: $15,524,773)		12,835,056

Other Assets, Less Liabilities — (3.9)%		(483,481)

Net Assets — 100.0%		$12,351,575

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$924,521	$—	$(426,854	)(a)	$(904)	$182	$496,945	496,945	$3,243	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	118,000	—	(10,000	)(a)	—	—	108,000	108,000	52		—
					$(904)	$182	$604,945		$3,295		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held

Schedule of Investments (unaudited) (continued)	iShares® Evolved U.S. Media and Entertainment ETF
April 30, 2022

Fair Value Measurements (continued)

companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$12,230,111	$—	$—	$12,230,111
Money Market Funds	604,945	—	—	604,945
	$12,835,056	$—	$—	$12,835,056

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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